As filed with the Securities and Exchange Commission on October 23, 2009
Registration File No. 333-160919
Registration File No. 811-22322

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-2
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
PRE-EFFECTIVE AMENDMENT NO. 2
POST-EFFECTIVE AMENDMENT NO.
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
AMENDMENT NO. 2
GLOBAL REAL ESTATE INVESTMENTS FUND
(Exact Name of Registrant as Specified in Charter)
8400 East Crescent Parkway, Suite 600
Greenwood Village, Colorado 80111
(Address of Principal Executive Offices — Number, Street, City, State, Zip Code)
Registrant’s telephone number, including area code: 1-866-622-3864
Ascent Investment Advisors, LLC
8400 East Crescent Parkway, Suite 600
Greenwood Village, Colorado 80111
(Name and Address — Number, Street, City, State, Zip Code — of Agent for Service)
Copies of information to:
Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Avenue
New York, NY 10174
(212) 885-5239
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. : ☑
CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

	Proposed Maximum
	Aggregate Offering	Amount of
Title of Securities Being Registered	Price (1)	Registration Fee
Common shares, no par value	$225,000,000	$12,555 (2)

(1)	Estimated solely for the purpose of calculating the registration fee, in accordance with Rule 457(o) of the Securities Act of 1933.

(2)	Previously paid.
     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the commission, acting pursuant to section 8(a), may determine.

     This Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File Nos. 333-160919 and 811-22322) consists of the following:
     (1) Facing sheet of this Registration Statement; and
     (2) Part C of this Registration Statement (including the signature page).
     Parts A and B of this Registration Statement are unchanged from the Registration Statement filed by the Registrant on October 13, 2009, and are incorporated by reference herein. This Registration Statement is being filed to file a corrected Exhibit (g)(i), the Investment Management Agreement, to accurately reflect the compensation payable to the Adviser from the Fund and to file a revised Exhibit (l), Opinion and Consent of legal counsel.

PART C
OTHER INFORMATION
Item 25. Financial Statements and Exhibits
(1) Financial Statement (included in Part B)
Report of Independent Registered Public Accounting Firm**
Statement of Assets and Liabilities**
Notes to Statement of Assets and Liabilities**
(2) Exhibits

(a)(i)	Certificate of Trust*
(a)(ii)	Agreement and Declaration of Trust*
(b)	Bylaws*
(c)	Not applicable
(d)	Form of Share Certificate**
(e)	Dividend Reinvestment Plan**
(f)	Not applicable
(g)(i)	Investment Management Agreement***
(g)(ii)	Expense Limitation Agreement**
(h)	Distribution Agreement**
(i)	Not applicable
(j)	Custody Agreement**
(k)(i)	Fund Administration Servicing Agreement**
(k)(ii)	Fund Accounting Servicing Agreement**
(k)(iii)	Transfer Agent Servicing Agreement**
(l)	Opinion and Consent of Blank Rome LLP***
(m)	Not applicable
(n)	Consent of Independent Auditor****
(o)	Not applicable
(p)	Initial Subscription Agreement**
(q)	Not applicable
(r)	Code of Ethics of the Fund and the Adviser **

*	Previously filed as an exhibit to the Fund’s initial registration statement filed on Form N-2 on July 30, 2009.

**	Previously filed as an exhibit to the first pre-effective amendment to the Fund’s registration statement filed on Form N-2 on October 13, 2009.

***	Filed herewith to correct the version previously filed as an exhibit to the first pre-effective amendment to the Fund’s registration statement filed on Form N-2 on October 13, 2009.

****	Filed herewith.
Item 26. Marketing Arrangements
     Form of Distribution Agreement filed as Exhibit 2(h) on October 13, 2009.
Item 27. Other Expenses of Issuance and Distribution
     The approximate expenses in connection with the offering are as follows:

Registration and Filing Fees	$12,586
Distributor’s Expense Reimbursement	131,976
Printing (Other than Certificates)	20,387
Engraving and Printing Certificates	0
Accounting Fees and Expenses	0

Legal Fees and Expenses	140,000
Miscellaneous Expenses	61,685
Total	366,634
Item 28. Persons Controlled by or Under Common Control With Registrant
     None.
Item 29. Number of Holders of Securities
     Set forth below is the number of record holders as of October 22, 2009 of each class of securities of the Registrant:

Title of Class	Number of Record Holders
Common Shares of Beneficial Interest	1
Item 30. Indemnification
     Article IV of the Registrant’s Agreement and Declaration of Trust provides as follows:
     4.1 No Personal Liability of Shareholders, Trustees, etc.
     No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the General Corporation Law of the State of Delaware. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the affairs of the Trust, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer of the Trust, as such, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability.
     4.2 Mandatory Indemnification.
     (a) The Trust shall indemnify the Trustees and officers of the Trust (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise (other than, except as authorized by the Trustees, as the plaintiff or complainant) or with which he may be or may have been threatened, while acting in any capacity set forth in this Section 4.2 by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence (negligence in the case of Affiliated Indemnitees), or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee was authorized by a majority of the Trustees.
     (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (1) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (2) in the absence of such a decision, by (i) a majority vote of a quorum of those Trustees who are neither Interested Persons of the Trust nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (ii) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion conclude that the indemnitee should be entitled to indemnification hereunder.

     All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.
     (c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that he is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (1) the indemnitee shall provide adequate security for his undertaking, (2) the Trust shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.
     (d) The rights accruing to any indemnitee under these provisions shall not exclude any other right to which he may be lawfully entitled.
     (e) Notwithstanding the foregoing, subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify Persons providing services to the Trust to the full extent provided by law provided that such indemnification has been approved by a majority of the Trustees.
     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
     4.3 No Duty of Investigation; Notice in Trust Instruments, etc.
     No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.
     4.4 Reliance on Experts, etc.
     Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel or upon reports made to the Trust by any of the Trust’s officers or employees or by any adviser, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or other person may also be a Trustee.
Item 31. Business and Other Connections of Investment Adviser
     Global Real Estate Fund Management, LLC serves as investment adviser to the Registrant. The Adviser is a Colorado limited liability company formed in December 2007. A description of any other business, profession, vocation, or employment of a substantial nature in which the investment adviser, and each member or executive officer of the investment adviser is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in the prospectus contained in this Registration Statement in the section entitled “Management of the Fund—Investment Adviser.”
Item 32. Location of Accounts and Records
     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the possession and custody of the Registrant’s administrator, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.
Item 33. Management Services
     Not applicable.
Item 34. Undertakings
1.	The Registrant undertakes to suspend the offering of its Common Shares of Beneficial Interest until the prospectus is amended if (1) subsequent to the effective date of this registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	The Registrant undertakes:
(a)	to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement: (1) to include any prospectus required by Section 10(a)(3) of the 1933 Act; (2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and (3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

(b)	that, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered herein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof; and

(c)	to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering; and

(d)	that, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e)	that, for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities, the undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser: (1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act; (2) the portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and (3) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.
5.	The Registrant undertakes that:
(a)	for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the registration statement as of the time it was declared effective; and

(b)	for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.
6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

SIGNATURES
     Pursuant to requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in the city of Princeton, and the State of New Jersey, on the 22 day of October, 2009.

GLOBAL REAL ESTATE INVESTMENTS FUND
By:	/s/ andrew j. duffy
	Name:	Andrew J. Duffy
	Title:	President (Principal Executive Officer)

     Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/* Myron D. Winkler	Trustee and Chairman of the Board	October 22, 2009

/s/ randy s. lewis Randy S. Lewis	Trustee, Secretary, Chief Compliance Officer and Treasurer (Principal Financial Officer)	October 22, 2009

/s/* Anthony J. Hertl	Trustee	October 22, 2009

/s/* James S. Vitalie	Trustee	October 22, 2009

/s/* Walter S. Schacht	Trustee	October 22, 2009

*By:	/s/ Andrew J. Duffy
Andrew J. Duffy
as Attorney-In-Fact

INDEX TO EXHIBITS

Exhibit
No.	Description
(g)(i)	Investment Management Agreement

(l)	Opinion and Consent of Blank Rome LLP

(n)	Consent of Independent Auditor